GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill
Schedule of Changes in Goodwill
	December 31,
	2015	2014

Beginning balance	$587	$587
Impairment of Goodwill *)	(587)	-

	$-	$587

*)
During the fourth quarter of 2015, the Company determined that sufficient indicators of potential impairment existed which require goodwill impairment analysis. These indicators included the trading value of the Company's stock at the time of the impairment test, coupled with existing market conditions and business trends. Based on the step one and step two analyses, the Company recorded goodwill impairment charge in 2015, in the amount of $587.